Shareholder Report, Holdings (Details)	Aug. 31, 2024
C000199848 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
C000199848 [Member] | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000199848 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
C000199848 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000199848 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000199848 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	65.20%
C000217952 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
C000217952 [Member] | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000217952 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
C000217952 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000217952 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000217952 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	65.20%
C000142880 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
C000142880 [Member] | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000142880 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
C000142880 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000142880 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000142880 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	65.20%
C000217951 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
C000217951 [Member] | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000217951 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
C000217951 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000217951 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000217951 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	65.20%